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ANTONIO G. FRAONE

antonio.fraone@dechert.com

+1 617 728 7141 Direct

+1 617 426 6567 Fax

October 20, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 938 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 938 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 939 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of (i) filing any required exhibits and (ii) receiving the Securities and Exchange Commission’s review of disclosure related to changes to the principal investment strategy of the Goldman Sachs Global Managed Beta Fund, a series of the Registrant, as well as certain related principal risks, which could be construed as material.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7141.

Sincerely,

/s/ Antonio G. Fraone
Antonio G. Fraone